Leases (Tables)	12 Months Ended
Jun. 30, 2022
Leases
Schedule of right of use assets

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2021	241	5 153	7 508	1	12 903
Additions	1	674	900	2	1 577
Modifications and reassessments	—	(5)	(17)	—	(22)
Reclassification to held for sale (note 11)	(28)	(42)	(39)	—	(109)
Translation of foreign operations	11	70	451	—	532
Terminations	—	(17)	(24)	—	(41)
Current year depreciation charge	(11)	(655)	(1 552)	(2)	(2 220)
Reversal of impairment of right of use assets (note 9)	3	2	4	—	9
Carrying amount at 30 June 2022	217	5 180	7 231	1	12 629

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2020	184	6 446	7 179	7	13 816
Additions	94	527	1 278	—	1 899
Modifications and reassessments	—	(689)	(104)	—	(793)
Acquisition of business	—	—	111	—	111
Disposal of business	—	—	(55)	—	(55)
Reclassification from/(to) held for sale (note 11)	—	(3)	(41)	—	(44)
Translation of foreign operations	(26)	(304)	827	—	497
Terminations	—	(125)	(52)	(1)	(178)
Current year depreciation charge	(11)	(694)	(1 607)	(5)	(2 317)
Net impairment of right of use assets (note 9)	—	(5)	(28)	—	(33)
Carrying amount at 30 June 2021	241	5 153	7 508	1	12 903

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
2022
Cost	301	7 616	11 842	7	19 766
Accumulated depreciation and impairment	(84)	(2 436)	(4 611)	(6)	(7 137)
	217	5 180	7 231	1	12 629
2021
Cost	549	7 389	10 763	4	18 705
Accumulated depreciation and impairment	(308)	(2 236)	(3 255)	(3)	(5 802)
	241	5 153	7 508	1	12 903
2020
Cost	523	8 046	10 954	9	19 532
Accumulated depreciation and impairment	(339)	(1 600)	(3 775)	(2)	(5 716)
	184	6 446	7 179	7	13 816

Schedule of lease liabilities

		2022	2021
for the year ended 30 June	Note	Rm	Rm
Lease liabilities
Total long-term lease liabilities		14 266	13 906
Short-term portion (included in short-term debt)	18	1 768	1 771
		16 034	15 677
RECONCILIATION
Balance at beginning of year		15 677	17 719
New lease contracts		1 979	2 011
Payments made on lease liabilities		(2 264)	(2 180)
Modifications and reassessments		(23)	(802)
Interest accrued		453	332
Termination of lease liability		(63)	(189)
Acquisition of business		—	111
Disposal of business		—	(25)
Transfer (to)/from disposal groups held for sale		(362)	10
Translation of foreign operations		637	(1 310)
Balance at end of year		16 034	15 677

Schedule of amounts recognised in income statement and cash flow

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in income statement
Interest expense (included in net finance cost)	1 357	1 488	1 465
Expense relating to short-term leases*	474	423	757
Expense relating to leases of low-value assets that are not shown above as short-term leases*	79	65	33
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)*	32	58	64

Amounts recognised in statement of cash flows
Total cash outflow on leases	3 753	3 882	4 048
*	Included in cash paid to suppliers and employees in the statement of cash flows.

Schedule of incremental borrowing rates

Southern Africa	4,18 - 16,47% (2021: 6,19 - 15,35%)
North America	1,46 - 5,77% (2021: 2,15 - 5,64%)
Eurasia	0,38 - 11,16% (2021: 0,38 - 6,35%)